Business and segmental reporting (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Revenues of Major Customers
The following table presents consolidated revenues for customers that accounted for more than 10% of Ardmore’s consolidated revenues during the years presented:

	For the year ended
	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Navig8 Group	< 10%	< 10%	19,158,623
Vitol	27,025,590	34,797,654	43,960,560
Trafigura	< 10%	< 10%	17,498,550

Revenue Contributions
The following table present the Company’s revenue contributions by type of vessel employment. As at December 31, 2018, all of the Company’s 28 vessels were employed in the spot market.

	For the year ended
	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Time charter	—	1,418,636	28,294,215
Spot	196,132,999	155,901,280	93,162,634
Pool	14,046,182	38,615,476	42,947,089
	210,179,181	195,935,392	164,403,938